Subsequent Events (Details) € in Thousands, £ in Thousands, ¥ in Millions, ¥ in Millions, $ in Millions									1 Months Ended	4 Months Ended	12 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 24, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 25, 2023 USD ($)	Aug. 10, 2023 USD ($)	Aug. 04, 2023 USD ($)	Jul. 20, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 24, 2023 CNY (¥)	Oct. 07, 2023 CNY (¥)	Aug. 29, 2023 JPY (¥)	Aug. 29, 2023 HKD ($)	Aug. 04, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 GBP (£)	Jun. 24, 2023 USD ($)	Jun. 24, 2023 GBP (£)	Jun. 09, 2023 USD ($)	May 11, 2023 USD ($)	Apr. 25, 2023 USD ($)	Apr. 25, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 28, 2023 USD ($)	Mar. 28, 2023 HKD ($)	Mar. 23, 2023 USD ($)	Mar. 23, 2023 CNY (¥)	Mar. 10, 2023 USD ($)	Feb. 25, 2023 USD ($)	Feb. 09, 2023 USD ($)	Dec. 09, 2022 USD ($)	Nov. 21, 2022 USD ($)	Nov. 21, 2022 EUR (€)	Nov. 14, 2022 USD ($)	Sep. 27, 2022 USD ($)	Sep. 27, 2022 GBP (£)	Sep. 23, 2022 USD ($)	Sep. 23, 2022 CNY (¥)	Sep. 21, 2022 USD ($)	Sep. 21, 2022 CNY (¥)	Sep. 09, 2022 USD ($)	Aug. 24, 2022 USD ($)	Aug. 15, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 07, 2022 USD ($)	May 17, 2022 USD ($)	Mar. 24, 2022 USD ($)	Mar. 15, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Outstanding short-term bank loans											$ 14,500,000
Borrowed amount											$ 14,022,523					$ 7.9																																	$ 11,760,387
Short term loan																			$ 1,000,000	£ 800	$ 1,000,000	£ 820	$ 1,100,000	$ 1,300,000	$ 1,900,000	¥ 13.9	$ 2,200,000	¥ 16.1	$ 1,500,000	$ 11.8	$ 2,000,000	¥ 13.9	$ 1,200,000	$ 3,200,000	$ 1,300,000	$ 1,200,000	$ 1,000,000	€ 970	$ 1,000,000	$ 1,200,000	£ 920	$ 2,300,000	¥ 16.1	$ 2,000,000	¥ 13.9	$ 1,200,000	$ 3,000,000	$ 1,300,000		$ 1,300,000	$ 1,300,000	$ 2,300,000	$ 2,700,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowed amount					$ 1,000,000		$ 1,300,000	$ 100,000	$ 300,000								¥ 1.0	¥ 2.2
Loan maturity date					Aug. 28, 2024		Nov. 07, 2023	Oct. 03, 2024	Mar. 13, 2024						Aug. 28, 2024	Aug. 28, 2024	Oct. 03, 2024	Mar. 13, 2024
Interest rate					3.73%		5.90%	8.82%	3.85%
Term deposits					$ 1,000,000										¥ 146.6
Forecast [Member]
Subsequent Events (Details) [Line Items]
Outstanding short-term bank loans										$ 10,600,000
Borrowed amount	$ 1,900,000	$ 2,200,000	$ 300,000	$ 1,100,000		$ 20,500,000				$ 11,100,000		¥ 14.0	¥ 16.0	¥ 2.0
Loan maturity date	Apr. 24, 2024	Apr. 19, 2024	Oct. 17, 2025	Dec. 05, 2023								Apr. 24, 2024	Apr. 19, 2024	Oct. 17, 2025
Interest rate	2.61%	2.74%	10.26%	5.99%		3.80%
Short term loan						$ 2,800,000